Bank Premises and Equipment	12 Months Ended
Dec. 31, 2014
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2014 and 2013 follows:

(dollars in thousands)
	2014	2013
Land	$2,413	2,413
Buildings	32,760	30,010
Furniture, fixtures and equipment	47,443	43,697
Leasehold improvements	27,652	25,391
Total bank premises and equipment	110,268	101,511
Accumulated depreciation and amortization	(71,703)	(67,097)
Total	$38,565	34,414

Depreciation and amortization expense approximated $4.8 million, $5.0 million, and $5.0 million for the years 2014, 2013, and 2012, respectively. Occupancy expense of the Bank’s premises included rental expense of $7.3 million in 2014, $7.2 million in 2013, and $6.9 million in 2012.